24 Contingencies (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) Number	Dec. 31, 2019 BRL (R$) Number	Dec. 31, 2009 BRL (R$)
DisclosureOfContingenciesLineItems [Line Items]
Labor claims for health and security cases	R$ 529	R$ 604
Excess weight amount	61,800	61,200
Amount of provision for possibility of outflow of resources	16,900
Possible amount chance to loss	206,400
Tax claims ICMS [member]
DisclosureOfContingenciesLineItems [Line Items]
Undue use amount	R$ 58,164
Percentage fine for tax offense	100.00%
Adjusted value of cases	R$ 569,000
PIS and COFINS sundry [member]
DisclosureOfContingenciesLineItems [Line Items]
Labor claims for health and security cases	130,000
PIS and COFINS taxes [member] | Tax claims ICMS [member]
DisclosureOfContingenciesLineItems [Line Items]
Amount related surplus	438,044	2,048,782
Offset amount of total tax credit	2,067,215	2,350,817
Estimated future recognition related other lawsuits	2,000,000
PIS and COFINS taxes [member] | Tax claims ICMS [member] | Current assets [member]
DisclosureOfContingenciesLineItems [Line Items]
Offset amount of total tax credit	1,002,605	783,199
PIS and COFINS taxes [member] | Tax claims ICMS [member] | Non-current assets [member]
DisclosureOfContingenciesLineItems [Line Items]
Offset amount of total tax credit		1,567,618
PIS and COFINS taxes [member] | Tax claims ICMS [member] | Other operating income expenses [member]
DisclosureOfContingenciesLineItems [Line Items]
Amount related surplus	310,557	1,904,206
PIS and COFINS taxes [member] | Tax claims ICMS [member] | Financial income [member]
DisclosureOfContingenciesLineItems [Line Items]
Amount related surplus	127,488	207,582
Tax contingent liability [member] | Tax claims ICMS [member]
DisclosureOfContingenciesLineItems [Line Items]
Provisions for fine for tax offense	305,747	297,456
Claims with possible chance of loss	883,000	740,000
Tax contingent liability [member] | IOF [member]
DisclosureOfContingenciesLineItems [Line Items]
Amount of reducing contingency	108,000
Claims offered as collateral	59,000
Tax contingent liability [member] | IRRF, IR and CSL - commission expenses [member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	139,000	133,000
Tax contingent liability [member] | Isolated fine - failure to ratify DCOMPS [member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	345,000	289,000
Tax contingent liability [member] | IRPJ/CSLL - negative balance - offset [member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	182,000	196,000
Tax contingent liability [member] | PIS and COFINS - dcide-fuels tax offset [member]
DisclosureOfContingenciesLineItems [Line Items]
Adjusted value of cases	116,000
Tax contingent liability [member] | Braskem qpar [member] | Tax claims ICMS [member]
DisclosureOfContingenciesLineItems [Line Items]
Fine for tax offense			R$ 480,389
Tax contingent liability [member] | Social security contributions [member]
DisclosureOfContingenciesLineItems [Line Items]
Other administrative proceedings	182,000	47,000
Tax contingent liability [member] | PIS and COFINS taxes [member]
DisclosureOfContingenciesLineItems [Line Items]
Provisions for fine for tax offense	65,041	63,291
Claims with possible chance of loss	892,000
Tax contingent liability [member] | IR and CSL - charges with goodwill amortization [member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	279,000
Tax contingent liability [member] | Non cumulative PIS and COFINS taxes [member]
DisclosureOfContingenciesLineItems [Line Items]
Provisions for fine for tax offense	197,707	193,139
Claims with possible chance of loss	1,300,000	1,200,000
Tax contingent liability [member] | IRPJ and CSLL - Foreign earned income [member]
DisclosureOfContingenciesLineItems [Line Items]
Adjusted amount of uncertain tax treatment	3,700,000
Tax contingent liability [member] | IRPJ and CSLL - Foreign earned income [member] | Braskem mexico [member]
DisclosureOfContingenciesLineItems [Line Items]
Adjusted amount of uncertain tax treatment	96,100
Corporate claims [member]
DisclosureOfContingenciesLineItems [Line Items]
Unsecured provision for corporate claims	66,957	64,305
Civil claims resale of solvents [member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	222,800	204,600
Hashimoto public-interest civil action [member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	144,400	126,500
Recourse action of insurer [member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	84,900	77,700
Caustic soda transportation [member]
DisclosureOfContingenciesLineItems [Line Items]
Indemnification amount	7,400	65,800
Environmental [member]
DisclosureOfContingenciesLineItems [Line Items]
Payment for indemnifiction	277,000
Social Security [member]
DisclosureOfContingenciesLineItems [Line Items]
Estimated disbursement amount	R$ 326,700	R$ 29,400
Number of active cases deemed | Number	801	771
IR and CSL [member]
DisclosureOfContingenciesLineItems [Line Items]
Percentage amount of the tax deficiency notice	150.00%
Adjusted amount of uncertain tax treatment	R$ 1,000,000
Claims with possible chance of loss	R$ 352,000	R$ 348,000